BORROWINGS - Senior Unsecured Notes (Details) $ in Millions	Oct. 31, 2021 USD ($)
Fixed Rate, Senior Unsecured Notes
Borrowings
Aggregate amount of debt issued	$ 2,400
Senior Notes due 2026
Borrowings
Aggregate amount of debt issued	$ 700
Coupon rate (as a percent)	2.05%
Senior Notes due 2028
Borrowings
Aggregate amount of debt issued	$ 500
Coupon rate (as a percent)	2.70%
Senior Notes due 2031
Borrowings
Aggregate amount of debt issued	$ 650
Coupon rate (as a percent)	3.15%
Senior Notes due 2041
Borrowings
Aggregate amount of debt issued	$ 550
Coupon rate (as a percent)	4.10%